Related Party Transactions Other Than Board Compensation	12 Months Ended
Dec. 31, 2018
Related Party Transactions Other Than Board Compensation
Related Party Transactions Other Than Board Compensation

(G.7) Related Party Transactions Other Than Board Compensation

Certain Supervisory Board members of SAP SE currently hold, or held within the last year, positions of significant responsibility with other entities. We have relationships with certain of these entities in the ordinary course of business, whereby we buy and sell products, assets, and services at prices believed to be consistent with those negotiated at arm’s length between unrelated parties.

Companies controlled by Hasso Plattner, chairman of our Supervisory Board and Chief Software Advisor of SAP, engaged in the following transactions with SAP: providing consulting services to SAP, receiving sport sponsoring from SAP, making purchases of SAP products and services, and selling a piece of land to SAP.

Wilhelm Haarmann, member of the Supervisory Board until May 17, 2018, practices as a partner in the law firm Linklaters LLP in Frankfurt am Main, Germany. SAP occasionally purchased and purchases legal and similar services from Linklaters.

Occasionally, members of the Executive Board of SAP SE obtain services from SAP for which they pay a consideration consistent with those negotiated at arm’s length between unrelated parties.

All amounts related to the abovementioned transactions were immaterial to SAP in all periods presented.

In total, we sold products and services to companies controlled by members of the Supervisory Board in the amount of €37 million (2017: €2 million), we bought products and services from such companies in the amount of €3 million (2017: €5 million), and we provided sponsoring and other financial support to such companies in the amount of €4 million (2017: €4 million). Outstanding balances at year end from transactions with such companies were €3 million (2017: €0 million) for amounts owed to such companies and €28 million (2017: €0 million) for amounts owed by such companies. All of these balances are unsecured and interest-free and settlement is expected to occur in cash. Commitments (the longest of which is for five years) made by us to purchase further goods or services from these companies and to provide further sponsoring and other financial support amount to €191 million as at December 31, 2018 (2017: €21 million).

In total, we sold services to members of the Executive Board and the Supervisory Board in the amount of €0 million (2017: €0 million), and we received services from members of the Supervisory Board (including services from employee representatives on the Supervisory Board in their capacity as employees of SAP) in the amount of €1 million (2017: €1 million). Amounts owed, but not yet paid, to Supervisory Board members from these transactions were €0 million as at December 31, 2018 (2017: €0 million). All of these balances are unsecured and interest-free and settlement is expected to occur in cash.

For information about the compensation of our Executive Board and Supervisory Board members, see Note (G.6).